Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Trade and Other Payables

	Year ended December 31,
	2020	2019
	£’000s	£’000s
Trade payables	3,165	6,148
Social security and other taxes	146	183
Other payables	22	21

At December 31	3,333	6,352